John Hancock Short Duration Municipal Opportunities Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Classes A C I and R6 [Member] | John Hancock Short Duration Municipal Opportunities Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	4.12%	7.24%